Derivatives not Designated as Hedging Instruments-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Notional Amount	$ 85,000
Interest rate swaps that do not meet the criteria for hedge accounting [Member]
Derivative [Line Items]
Notional Amount	100,000
Interest rate range	1.37%-6.00%
Knock-in floor	1.37%
Struck	6.00%
Nine-Year Forward Hedging Period	September 2008 to March 2017
Fair value as at the period end	$ 15,406	$ 21,865